Note 12 - Borrowings	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
12
- Borrowings

As of
December
31,
2016,
Quaint Oak Bank has a maximum borrowing capacity with the Federal Home Loan Bank of approximately
$97.7
million. Quaint Oak Bank's Federal Home Loan Bank advances outstanding were
$15.5
million and
$13.5
million at
December
31,
2016
and
2015,
respectively.   As of
December
31,
2016,
Quaint Oak Bank has
$941,000
in borrowing capacity with the Federal Reserve Bank of Philadelphia.  There were no
borrowings under this facility at
December
31,
2016
and
2015.

Federal Home Loan Bank short-term borrowings and the weighted interest rate consist of the following at
December
31,
2016
and
2015
(dollars in thousands):

	At or For the Year Ended December 31,
	2016	2015
FHLB short-term borrowings:
Average balance outstanding	$5,692	$7,077
Maximum amount outstanding at any month-end during the period	7,000	8,000
Balance outstanding at end of period	7,000	6,000
Average interest rate during the period	0.54%	0.35%
Weighted average interest rate at end of period	0.74%	0.45%

Federal Home Loan Bank long-term borrowings and the weighted interest rate consist of the following at
December
31,
2016
and
2015
(in thousands):

	December 31, 2016		December 31, 2015
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2016	$--	--%	$1,000	0.88%
2017	2,500	1.15	2,500	1.15
2018	3,000	1.46	3,000	1.46
2019	2,000	1.95	1,000	2.02
2020	1,000	2.15	--	--
Total FHLB long-term debt	$8,500	1.56%	$7,500	1.35%